Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands	6 Months Ended
	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	142,037
Beginning balance	£ 5,954	£ 14,887
Exercise of share options ,Shares | shares	29
Exercise of share options	£ 1	0
Issue of share capital, Shares | shares	9,858
Balance pre-subdivision and reclassification, Shares | shares	151,924
Subdivision and reclassification of share capital, Shares | shares	15,040,466
Issue of share capital, Shares | shares	61,323
Exercise of warrants, Shares | shares	9,327,644
Ending balance, Shares | shares	24,581,357
Ending balance	£ 7,384	3,800
Ordinary Share Capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	5,681
Exercise of share options	1
Issue of share capital	394
Share issue expenses	0
Balance pre-subdivision and reclassification	6,076
Subdivision and reclassification of share capital	(6,016)
Issue of share capital	25
Exercise of warrants	3,731
Ending balance	3,816
Deferred share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	0
Exercise of share options	0
Issue of share capital	0
Share issue expenses	0
Balance pre-subdivision and reclassification	0
Subdivision and reclassification of share capital	6,016
Issue of share capital	0
Exercise of warrants	0
Ending balance	6,016
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	146,146	141,306
Exercise of share options	0	1
Issue of share capital	81
Share issue expenses	(14)
Balance pre-subdivision and reclassification	146,213
Subdivision and reclassification of share capital	0
Issue of share capital	722
Exercise of warrants	15,188
Share issue expenses	(282)
Ending balance	£ 161,841	£ 142,604